BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - IFRS 15 Revenue from contracts with customers (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Jan. 01, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of initial application of standards or interpretations [line items]
Contract liability related to concessions			$ 535,960
Retained earnings	$ 2,645.8		8,598,319		$ 7,174,418	[2]
Service concession arrangement [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets			$ 5,514,481	$ 3,734,116	$ 3,114,167		$ 2,805,314	$ 2,390,702
Increase (decrease) due to application of IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Commissions related to funding				12,744
Contract liability related to concessions				(531,804)
Financial assets				450,878
Deferred tax effect				(181,680)
Retained earnings, operation and construction services (concessions)				370,087
Customer loyalty programs				32,232
Deferred tax effect				(11,038)
Net impact retained earnings, customer loyaly programs				21,194
Retained earnings				391,281
Increase (decrease) due to application of IFRS 15 | Service concession arrangement [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets				$ 619,949

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.